INTEREST BEARING LOANS AND BORROWINGS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
INTEREST BEARING LOANS AND BORROWINGS
Lease liabilities	¥ 10,099,506		¥ 11,493,471
Medium-term notes and bonds	19,722,641		19,222,586
Bank and other loans	47,549,557		49,246,656
Total Long-term loans and borrowings	77,371,704		79,962,713
Current portion of lease liabilities	(890,033)		(974,941)
Current portion of medium-term notes and bonds	(4,398,561)		(2,999,599)
Current portion of long-term bank and other loans	(13,486,345)		(6,313,238)
Current portion of long-term loans and borrowings	(18,774,939)		(10,287,778)
Non-current portion of long-term loans and borrowings	58,596,765	$ 8,495,732	69,674,935
Secured
INTEREST BEARING LOANS AND BORROWINGS
Bank and other loans	7,173,497		11,305,535
Guaranteed
INTEREST BEARING LOANS AND BORROWINGS
Medium-term notes and bonds	6,939,665		6,343,589
Bank and other loans	2,008,337		4,347,079
Unsecured
INTEREST BEARING LOANS AND BORROWINGS
Medium-term notes and bonds	12,782,976		12,878,997
Bank and other loans	¥ 38,367,723		¥ 33,594,042